Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Summary Of Significant Accounting Policies [Line Items]
Due to third parties	$ 0		$ 306,600
Value Added Tax Description	The Company is subject to VAT for selling merchandise. The applicable VAT rate is 11% or 13% or 17% (depending on the type of goods involved) for products sold in the PRC. The applicable VAT rate of 17% and 11% decreased to 16% and 10% starting from May 2018, and further decreased to 13% and 9% from April 1, 2019.
Maximum
Summary Of Significant Accounting Policies [Line Items]
Restricted Cash Minimum Balance Maintain Percentage	100.00%
Minimum
Summary Of Significant Accounting Policies [Line Items]
Restricted Cash Minimum Balance Maintain Percentage	0.00%
Warrant [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,557,635	1,078,045
Suzhou E-Motor [Member]
Summary Of Significant Accounting Policies [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	30.00%